Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 168,326		¥ 129,101
Asset retirement obligations	3,912		3,773
Others	8,649		8,889
Total	¥ 180,887	$ 24,793	¥ 141,763